Other Non-current Liabilities - Summary of Other Non-current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 16,455	$ 15,342
Employee severance liability	1,048
Other	148
Equity Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	12,139
Cash Settled
Disclosure Of Other Non Current Liabilities [Line Items]
Non-current liabilities	$ 3,120	$ 15,342